ING INTERMEDIATE BOND PORTFOLIO

ING Intermediate Bond Portfolio

(“Portfolio”)

Supplement dated August 2, 2010

to the Portfolio’s Adviser Class (“ADV Class”) Prospectus, Class I Prospectus,

Class S Prospectus, and Service 2 Class (“Class S2”) Prospectus, each dated April 30, 2010

(each a “Prospectus” and collectively, the “Prospectuses”)

Effective August 2, 2010, Michael Mata and Matthew Toms replaced Christopher Diaz, Peter Guan, and Mike Hyman as co-portfolio managers of the Portfolio. The Portfolio’s Prospectuses are revised as follows:

1.	The sub-section entitled “Portfolio Managers” of the summary section of the Portfolio’s Prospectuses is deleted in its entirety and replaced with the following:

Portfolio Managers
Christine Hurtsellers	Matthew Toms, CFA
Portfolio Manager (since 01/09)	Portfolio Manager (since 08/10)
Michael Mata
Portfolio Manager (since 08/10)

2.	All references to Christopher Diaz, Peter Guan, and Mike Hyman in relation to the Portfolio in the section entitled “Management of the Portfolios – ING Investment Management Co.” of the statutory section of the Portfolio’s Prospectuses are hereby deleted in their entirety and replaced with the following:

Michael Mata, Portfolio Manager, has been with ING IM since 2004, and is Head of Quantitative Research and Portfolio Analytics for the ING IM fixed-income group, responsible for the design and development of quantitative models and their application in the portfolio construction process. Mr. Mata joined ING IM from Putnam Investments where he was the senior risk manager for fixed-income portfolios. Mr. Mata’s previous experience includes risk management for fixed-income derivative and bond arbitrage trading at Lehman Brothers.

Matthew Toms, CFA, Portfolio Manager, joined ING IM in September, 2009 as Senior Vice President and Head of Credit. In this role, Mr. Toms directly oversees the investment teams responsible for the corporate bond and high yield strategies for ING’s General Account as well as third party clients, and ensures the coordination of credit strategies with the global emerging market team. Prior to joining ING IM, Mr. Toms was employed by Calamos Investments from March, 2007 to September, 2009, where he established and grew their Fixed Income business. From May, 2000 to March, 2007, Mr. Toms was employed by Northern Trust and Lincoln National in various different roles.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INTERMEDIATE BOND PORTFOLIO

ING Intermediate Bond Portfolio

(“Portfolio”)

Supplement dated August 2, 2010

to the Portfolio’s Adviser Class (“Class ADV”), Class I, Class S, and Service 2 Class

(“Class S2”) shares’ Statement of Additional Information (“SAI”) dated April 30, 2010

Effective August 2, 2010, Michael Mata and Matthew Toms replaced Christopher Diaz, Peter Guan, and Mike Hyman as co-portfolio managers of the Portfolio. The Portfolio’s SAI is revised as follows:

1.	All references to Christopher Diaz, Peter Guan, and Mike Hyman in relation to the Portfolio are hereby deleted and replaced with Michael Mata and Matthew Toms.

2.	The sub-sections entitled “Other Accounts Managed” and “Portfolio Manager Ownership of Securities” of the section of the SAI entitled “Portfolio Managers – ING IM – Balanced Portfolio, Growth and Income Portfolio, Index Plus LargeCap Portfolio, Index Plus MidCap Portfolio, Index Plus SmallCap Portfolio, Intermediate Bond Portfolio, Opportunistic LargeCap Portfolio, Money Market Portfolio, and Small Company Portfolio” beginning on page 78 and found on page 81, respectively, of the SAI are hereby amended to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Michael Mata[1]	3	$3,691,981,071	17	$2,538,042,282	43	$11,008,330,770
Matthew Toms[1]	4	$3,798,485,754	21	$4,757,597,026	51	$62,275,421,391

(1)	As of June 30, 2010.

Portfolio Manager Ownership of Securities

Portfolio Manager	Portfolio	Dollar Range of Securities of the Portfolio Owned
Michael Mata[1]	Intermediate Bond	None
Matthew Toms[1]	Intermediate Bond	None

1	As of June 30, 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE